RENEE M. HARDT ATTORNEY AT LAW +1 (312) 609-7616 rhardt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

December 12, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Touchstone Tax-Free Trust (the “Registrant”);
File No. 811-03174

To the Commission:

Registrant hereby files this preliminary Proxy Statement on Schedule 14A pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 (the “Joint Proxy Statement”). The Joint Proxy Statement is directed to shareholders of Touchstone Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund (each, a “Fund”), each a series of the Registrant, in connection with a combined special meeting of shareholders (the “Special Meeting”). At the Special Meeting, the shareholders of each Fund will be asked to approve a plan to liquidate and terminate their Fund.  Registrant intends that definitive materials will be mailed to shareholders on or about January 5, 2015.

Please contact the undersigned at (312) 609-7616 or Linda M. French at (202) 312-3345 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/lmf

Enclosures